Filed with the Securities and Exchange Commission on May 5, 2020

1933 Act Registration File No. 333-182417

1940 Act File No. 811-22718

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [ X ]

[ ] Pre-Effective Amendment No.

[X] Post-Effective Amendment No. 232

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]

[X] Amendment No. 235

(Check appropriate box or boxes.)

TWO ROADS SHARED TRUST

(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:

402-895-1600

The Corporation Trust Company

1209 Orange Street

Wilmington, DE  19801

(Name and. Address of Agent for Service)

Copy to:

Stacy H. Louizos Blank Rome, LLP 1271 Avenue of the Americas New York, NY 10020	Richard A. Malinowski Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, NY 11788

It is proposed that this filing will become effective (check appropriate box)

[ ]   immediately upon filing pursuant to paragraph (b)

[X] on June 4, 2020 pursuant to paragraph (b)

[   ]   60 days after filing pursuant to paragraph (a)

[   ]   on (date) pursuant to paragraph (a)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[   ]   on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box: [X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 221 (“PEA 221”) to the Trust’s Registration Statement on Form N-1A filed by the Registrant pursuant to Rule 485(a)(2) under the 1933 Act and Amendment No. 224 under the Investment Company Act of 1940, as amended, on December 30, 2019 with respect to the LeaderShares® Activist Leaders® ETF and LeaderShares® AlphaFactor® Tactical Focused ETF was scheduled to become automatically effective on March 14, 2020.

Post-Effective Amendment No. 225 pursuant to Rule 485(b)(1)(iii) under the 1933 Act and Amendment No. 228 under the 1940 Act was filed by the Registrant on March 13, 2020 for the purpose of designating March 24, 2020 as the new effective date of PEA 221.

Post-Effective Amendment No. 228 pursuant to Rule 485(b)(1)(iii) under the 1933 Act and Amendment No. 231 under the 1940 Act was filed by the Registrant on March 23, 2020 for the purpose of designating April 22, 2020 as the new effective date of PEA 221.

Post-Effective Amendment No. 230 pursuant to Rule 485(b)(1)(iii) under the 1933 Act and Amendment No. 233 under the 1940 Act was filed by the Registrant on April 21, 2020 for the purpose of designating May 6, 2020 as the new effective date of PEA 221.

This Post-Effective Amendment No. 232 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act and Amendment No. 234 under the 1940 Act for the purpose of designating June 4, 2020 as the new effective date of PEA 221 with respect to LeaderShares® Activist Leaders® ETF and LeaderShares® AlphaFactor® Tactical Focused ETF. This Post-Effective Amendment No. 232 incorporates by reference the information contained in Parts A and B of PEA 221 and the information contained in Part C of Post-Effective Amendment No. 231 to the Trust’s Registration Statement filed on December 30, 2019 and May 5, 2020, respectively.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 231 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hauppauge, State of New York, on the 5th day of May, 2020.

Two Roads Shared Trust

By: ___________

Jim Colantino*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Mark D. Gersten*	_________________________ Trustee & Chairman	May 5, 2020
Mark Garbin*	_________________________ Trustee	May 5, 2020
Neil M. Kaufman*	_________________________ Trustee	May 5, 2020
Anita K. Krug*	_________________________ Trustee	May 5, 2020
James Colantino*	_________________________ President and Principal Executive Officer	May 5, 2020
Laura Szalyga*	_________________________ Treasurer and Principal Financial Officer	May 5, 2020

*By: /s/ Richard A. Malinowski

Richard A. Malinowski

Attorney in fact

* Pursuant to Powers of Attorney previously filed.